                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ______
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Management, LLC*
Address:   111 Huntington Avenue
           Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Domenic J. Ferrante
Title:     Managing Director
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

        /s/ Domenic J. Ferrante           Boston, MA          5/15/2009
    ------------------------------   ---------------------  --------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $4,721,090
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number           Name
     ---   -----------------------------  -------------------------------------
      1    28-06946                       Brookside Capital Partners Fund, L.P.
      2    28-06924                       Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 03/31/09

                                                              Market Value Long                                 Voting Authority
                                                              ------------------            Invesment   Other   ----------------
NAME OF ISSUER       Title of Class    Cusip       1,000        1,000     x1000    SHARES   Discretion Managers Sole Shared None
-------------------- --------------  --------- -------------- ---------- ------- ---------- ---------- -------- ---- ------ ----
ACE LTD              SHS             H0023R105 151,500,000.00 151,500.00 151,500  3,750,000 SOLE                 X
ACTIVISION BLIZZARD
  INC                COM             00507V109  52,742,175.58  52,742.18  52,742  5,042,273 SOLE                 X
ALLOT COMMUNICATION
  LTD                SHS             M0854Q105   5,482,620.80   5,482.62   5,483  3,426,638 SOLE                 X
AMAG
  PHARMACEUTICALS
  INC                COM             00163U106  41,364,080.57  41,364.08  41,364  1,124,941 SOLE                 X
AMDOCS LTD           ORD             G02602103  61,471,584.00  61,471.58  61,472  3,319,200 SOLE                 X
AMERIPRISE FINL INC  COM             03076C106 153,675,000.00 153,675.00 153,675  7,500,000 SOLE                 X
AVOCENT CORP         COM             053893103   1,776,082.00   1,776.08   1,776    146,300 SOLE                 X
BALL CORP            COM             058498106  38,196,340.00  38,196.34  38,196    880,100 SOLE                 X
BANK OF NEW YORK
  MELLON CORP        COM             064058100  90,400,000.00  90,400.00  90,400  3,200,000 SOLE                 X
BIGBAND NETWORKS INC COM             089750509  33,265,583.25  33,265.58  33,266  5,078,715 SOLE                 X
BROCADE
  COMMUNICATION SYS
  I                  COM NEW         111621306 118,622,426.40 118,622.43 118,622 34,383,312 SOLE                 X
CADENCE DESIGN
  SYSTEMS INC        COM             127387108 107,419,909.80 107,419.91 107,420 25,576,169 SOLE                 X
CARNIVAL CORP        PAIRED CTF      143658300 213,393,528.00 213,393.53 213,394  9,879,330 SOLE                 X
CELANESE CORP DEL    COM SER A       150870103  66,156,337.66  66,156.34  66,156  4,948,118 SOLE                 X
CHECK POINT
  SOFTWARE TECH LT   ORD             M22465104 122,443,618.95 122,443.62 122,444  5,512,995 SOLE                 X
CIENA CORP           COM NEW         171779309  69,091,635.94  69,091.64  69,092  8,880,673 SOLE                 X
COGNIZANT
  TECHNOLOGY SOLUTIO CL A            192446102  10,543,586.13  10,543.59  10,544    507,147 SOLE                 X
COMPANHIA
  BRASILEIRA DE DIST SPON ADR PFD    20440T201  11,722,932.00  11,722.93  11,723    432,900 SOLE                 X
COUGAR
  BIOTECHNOLOGY INC  COM             222083107  24,611,973.00  24,611.97  24,612    744,347 SOLE                 X
CVS CAREMARK
  CORPORATION        COM             126650100 312,649,570.39 312,649.57 312,650 11,373,211 SOLE                 X
DARDEN RESTAURANTS
  INC                COM             237194105  54,019,455.00  54,019.46  54,019  1,576,750 SOLE                 X
DATA DOMAIN INC      COM             23767P109  20,533,095.00  20,533.10  20,533  1,633,500 SOLE                 X
DIGITAL RIV INC      COM             25388B104  32,007,147.90  32,007.15  32,007  1,073,345 SOLE                 X
DIRECTV GROUP INC    COM             25459L106 108,806,297.00 108,806.30 108,806  4,774,300 SOLE                 X
DOMINOS PIZZA INC    COM             25754A201   9,722,977.00   9,722.98   9,723  1,484,424 SOLE                 X
EATON CORP           COM             278058102  63,978,123.16  63,978.12  63,978  1,735,706 SOLE                 X
ELOYALTY CORP        COM NEW         290151307   2,235,742.60   2,235.74   2,236    486,031 SOLE                 X
GMARKET INC          SPON ADR        38012G100  19,854,705.15  19,854.71  19,855  1,209,915 SOLE                 X
GOOGLE INC           CL A            38259P508  34,597,164.00  34,597.16  34,597     99,400 SOLE                 X
HANSEN NAT CORP      COM             411310105  24,019,632.00  24,019.63  24,020    667,212 SOLE                 X
HOME INNS & HOTEL
  MGMT INC           SPON ADR        43713W107   9,870,000.00   9,870.00   9,870  1,000,000 SOLE                 X
INGERSOLL-RAND
  COMPANY LTD        CL A            G4776G101  81,157,027.20  81,157.03  81,157  5,880,944 SOLE                 X
INGRAM MICRO INC     COM             457153104  25,803,763.68  25,803.76  25,804  2,041,437 SOLE                 X
INTUIT               COM             461202103 130,374,549.00 130,374.55 130,375  4,828,687 SOLE                 X

                                                              Market Value Long                                 Voting Authority
                                                              ------------------            Invesment   Other   ----------------
NAME OF ISSUER       Title of Class    Cusip       1,000        1,000     x1000    SHARES   Discretion Managers Sole Shared None
-------------------- --------------- --------- -------------- ---------- ------- ---------- ---------- -------- ---- ------ ----
INVERNESS MED
  INNOVATIONS IN     COM             46126P106 102,271,875.88 102,271.88 102,272  3,840,476 SOLE                 X
ITT EDUCATIONAL
  SERVICES INC       COM             45068B109  80,100,774.00  80,100.77  80,101    659,700 SOLE                 X
JUNIPER NETWORKS INC COM             48203R104  59,757,499.90  59,757.50  59,757  3,970,598 SOLE                 X
LANDSTAR SYSTEM INC  COM             515098101  34,169,154.83  34,169.15  34,169  1,020,889 SOLE                 X
LIBERTY MEDIA CORP
  NEW                ENT COM SER A   53071M500  86,122,155.00  86,122.16  86,122  4,316,900 SOLE                 X
MAP PHARMACEUTICALS
  INC                COM             56509R108   6,299,005.00   6,299.01   6,299  2,999,526 SOLE                 X
MENTOR GRAPHICS CORP COM             587200106  34,078,300.92  34,078.30  34,078  7,675,293 SOLE                 X
MOLSON COORS
  BREWING CO         CL B            60871R209   9,084,200.00   9,084.20   9,084    265,000 SOLE                 X
NANOSPHERE INC       COM             63009F105  22,230,994.29  22,230.99  22,231  4,473,037 SOLE                 X
NASDAQ OMX GROUP INC COM             631103108  48,950,000.00  48,950.00  48,950  2,500,000 SOLE                 X
NEUROMETRIX INC      COM             641255104      80,028.00      80.03      80     51,966 SOLE                 X
NOKIA CORP           SPONSORED ADR   654902204  52,664,376.00  52,664.38  52,664  4,512,800 SOLE                 X
NUCOR CORP           COM             670346105  50,577,158.50  50,577.16  50,577  1,325,050 SOLE                 X
ON SEMICONDUCTOR
  CORP               COM             682189105  94,867,539.00  94,867.54  94,868 24,325,010 SOLE                 X
P F CHANGS CHINA
  BISTRO INC         COM             69333Y108  22,572,264.00  22,572.26  22,572    986,550 SOLE                 X
PFIZER INC           COM             717081103 205,032,756.00 205,032.76 205,033 15,053,800 SOLE                 X
PHOENIX TECHNOLOGY
  LTD                COM             719153108   4,228,200.00   4,228.20   4,228  2,610,000 SOLE                 X
PRICELINE COM INC    COM NEW         741503403  10,691,470.14  10,691.47  10,691    135,713 SOLE                 X
QUALCOMM INC         COM             747525103 262,007,527.71 262,007.53 262,008  6,733,681 SOLE                 X
SEQUENOM INC         COM NEW         817337405  53,189,241.66  53,189.24  53,189  3,740,453 SOLE                 X
SONUS NETWORKS INC   COM             835916107  17,496,419.12  17,496.42  17,496 11,144,216 SOLE                 X
STAPLES INC          COM             855030102  29,577,252.00  29,577.25  29,577  1,633,200 SOLE                 X
STARBUCKS CORP       COM             855244109 145,612,104.00 145,612.10 145,612 13,106,400 SOLE                 X
STARENT NETWORK CORP COM             85528P108  27,264,069.20  27,264.07  27,264  1,725,574 SOLE                 X
STATE STR CORP       COM             857477103  92,340,000.00  92,340.00  92,340  3,000,000 SOLE                 X
STREAM GLOBAL SVCS
  INC                UNIT 10/17/2001 86323M209   4,387,500.00   4,387.50   4,388  1,250,000 SOLE                 X
SYMANTEC CORP        COM             871503108   5,199,120.00   5,199.12   5,199    348,000 SOLE                 X
SYNIVERSE HLDGS INC  COM             87163F106  50,031,034.08  50,031.03  50,031  3,174,558 SOLE                 X
TARGET CORP          COM             87612E106  68,780,000.00  68,780.00  68,780  2,000,000 SOLE                 X
TECH DATA CORP       COM             878237106  40,223,913.84  40,223.91  40,224  1,846,828 SOLE                 X
TEKELEC              COM             879101103  83,300,022.54  83,300.02  83,300  6,296,298 SOLE                 X
TESSERA
  TECHNOLOGIES INC   COM             88164L100  54,978,402.64  54,978.40  54,978  4,112,072 SOLE                 X
TEXAS INSTRS INC     COM             882508104  10,797,540.00  10,797.54  10,798    654,000 SOLE                 X
VANCEINFO
  TECHNOLOGIES INC   COM             921564100   5,681,700.00   5,681.70   5,682  1,136,340 SOLE                 X
VERIFONE HLDGS INC   COM             92342Y109  32,425,120.00  32,425.12  32,425  4,768,400 SOLE                 X
VERTEX
  PHARMACEUTICALS
  INC                NOTE 4.750% 2/1 92532FAM2  46,007,500.00  46,007.50  46,008 35,000,000 SOLE                 X
VERTEX
  PHARMACEUTICALS
  INC                COM             92532F100 103,615,089.76 103,615.09 103,615  3,606,512 SOLE                 X
VIACOM INC NEW       CL B            92553P201 151,089,432.34 151,089.43 151,089  8,693,293 SOLE                 X
VMWARE INC           CL A COM        928563402  47,811,178.84  47,811.18  47,811  2,024,182 SOLE                 X
VONAGE HLDGS CORP    COM             92886T201   2,156,659.00   2,156.66   2,157  5,391,648 SOLE                 X
XTO ENERGY INC       COM             98385X106 159,832,817.46 159,832.82 159,833  5,219,883 SOLE                 X